Consolidated Statements of Cash Flows $ in Millions	9 Months Ended
Jul. 03, 2016 USD ($)
Cash flows from operating activities
Net income	$ 419
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	376
Share-based payment expense	39
LIFO expense	1
Deferred income tax expense	16
Excess tax benefit related to exercise of team member stock options	(4)
Accretion of premium/discount on marketable securities	1
Deferred lease liabilities	31
Other	7
Net change in current assets and liabilities:
Accounts receivable	(100)
Merchandise inventories	(25)
Prepaid expenses and other current assets	(39)
Accounts payable	(2)
Accrued payroll, bonus and other benefits due team members	(27)
Other current liabilities	57
Net change in other long-term liabilities	14
Net cash provided by operating activities	764
Cash flows from investing activities
Development costs of new locations	(295)
Other property and equipment expenditures	(226)
Purchases of available-for-sale securities	(311)
Sales and maturities of available-for-sale securities	375
Decrease (increase) in restricted cash	3
Payment for purchase of acquired entities, net of cash acquired	(11)
Other investing activities	(12)
Net cash used in investing activities	(477)
Cash flows from financing activities
Purchases of treasury stock	(929)
Common stock dividends paid	(133)
Issuance of common stock	17
Excess tax benefit related to exercise of team member stock options	4
Proceeds from long-term borrowings	999
Proceeds from revolving line of credit	300
Payments on long-term debt and capital lease obligations	(306)
Other financing activities	(9)
Net cash used in financing activities	(57)
Effect of exchange rate changes on cash and cash equivalents	5
Net change in cash and cash equivalents	235
Cash and cash equivalents at beginning of period	237
Cash and cash equivalents at end of period	472
Supplemental disclosure of cash flow information:
Federal and state income taxes paid	357
Interest paid	$ 27